401(k) Savings Plan - Additional Information (Details) - USD ($) $ in Thousands		12 Months Ended
	Jan. 01, 2016	Dec. 31, 2023	Dec. 31, 2022
Retirement Benefits [Abstract]
Employer match of employee contributions	50.00%
Employee deferral subject to employer match	6.00%
Employer contribution expenses		$ 2,003	$ 1,921